IMPAIRMENT CHARGES (REVERSALS) AND ASSET DEROCOGNITION - NET	12 Months Ended
Dec. 31, 2021
IMPAIRMENT CHARGES (REVERSALS) AND ASSET DEROCOGNITION - NET
IMPAIRMENT CHARGES (REVERSALS) AND ASSET DEROCOGNITION - NET

8.IMPAIRMENT CHARGES (REVERSALS) AND ASSET DERECOGNITION – NET

	Years ended December 31,
	2021	2020
Inventories (i)	$95.2	$38.1
Property, plant and equipment (ii)	49.3	(689.0)
	$144.5	$(650.9)

i.Inventories

During the year ended December 31, 2021, the Company recognized an impairment charge of $95.2 million related to metal inventory as a result of a reduction in the estimate of recoverable ounces on the Bald Mountain Vantage heap leach pad due to the presence of carbonaceous ore. The tax impact of the impairment was an income tax recovery of $25.3 million.

During the year ended December 31, 2020, the Company recognized impairment charges of $38.1 million to reduce the carrying value of certain materials and supplies inventories to net realizable value.

ii.	Property, plant and equipment

During the year ended December 31, 2021, the Company derecognized property, plant and equipment related to the Vantage heap leach pad at Bald Mountain, which resulted in a charge of $49.3 million. The tax impact of the derecognition was an income tax recovery of $13.1 million.

During the year ended December 31, 2020, the Company recorded reversals of previous impairment charges of $689.0 million, related entirely to property, plant and equipment at Tasiast ($299.5 million), Chirano ($204.5 million) and Lobo-Marte ($185.0 million, which included $48.3 million for the impairment reversal recorded at June 30, 2020). These impairment reversals were mainly a result of increases in the Company’s long-term gold price estimate, the mine life extension at Chirano and the increase in mineral reserves at Lobo-Marte. For Tasiast and Chirano, the reversals were limited to a full reversal of the remaining impairment charges previously recorded. For Lobo-Marte, the reversal represents a partial reversal of the total impairment charges previously recorded. The tax impacts of the impairment reversals at Chirano and Lobo-Marte were income tax expenses of $71.6 million and $4.6 million, respectively. There was no tax impact on the impairment reversal at Tasiast. After giving effect to the impairment reversals, the carrying values of Tasiast, Chirano and Lobo-Marte were $2,455.7 million, $240.3 million and $319.2 million, respectively, as at December 31, 2020.

The significant estimates and assumptions used for the CGUs tested in the Company’s impairment assessment for the year ended December 31, 2020 were as follows:

●	estimated 2021, 2022 and long-term gold prices of $1,700, $1,700, and $1,500 per ounce, respectively, and short-term and long-term silver prices of $20 per ounce;
●	estimated short-term and long-term oil prices of $55 per barrel;
●	real discount rates of between 4.49% and 6.82%.